Advances to Suppliers, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Advances to Suppliers, net
Advances to suppliers	$ 258,855	$ 1,357,625
Allowance for doubtful accounts	(46,571)	(65,627)
Advances to suppliers, net	$ 212,284	$ 1,291,998